Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	¥ 54,617		¥ 68,826
Less: Accumulated depreciation and amortization	(52,798)		(58,147)
Impairment loss			(7,642)
Total Property, equipment and software, net	1,819	$ 256	3,037
Buildings [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	1,158		2,594
Leasehold Improvements [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	46,310		57,162
Furniture and office equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	2,547		2,738
Motor vehicles [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	1,357		1,633
Software [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	¥ 3,245		¥ 4,699